CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 90,946	$ 51,602
Restricted cash	11,920	9,472
Accounts receivable, net	52,945	34,371
Receivable from related party	0	2,200
Prepaid expenses and other current assets	5,562	18,909
Total current assets	161,373	116,554
Deferred tax assets, net	986	1,169
Investments	1,022	1,482
Property and equipment, net	5,127	5,525
Operating lease right of use assets	12,722	12,938
Goodwill	723	746
Other assets	2,221	1,974
Total assets	184,174	140,388
CURRENT LIABILITIES:
Notes payable-banks	206	8,104
Accounts payable	6,619	3,716
Accrued expenses and other current liabilities	38,158	32,887
Value added tax (VAT) payable	11,745	11,096
Operating lease liabilities, current	3,643	3,531
Total current liabilities	60,371	59,334
Convertible notes payable to a related party	1,246	1,200
Operating lease liabilities, non current	9,574	9,333
Other liabilities	39,689	25,684
Total liabilities	110,880	95,551
COMMITMENTS AND CONTINGENCIES
REDEEMABLE NON-CONTROLLING INTERESTS	90,257	75,322
SHAREHOLDERS' DEFICIT:
Common stock, 0.45 Euro par value; 150,000,000 shares authorized as of June 30, 2021 and December 31, 2020; 37,433,333 shares issued and outstanding as of June 30, 2021 and December 31, 2020	19,186	19,186
Additional paid-in capital	16,604	26,706
Accumulated deficit	(45,935)	(68,603)
Accumulated other comprehensive loss	(6,733)	(6,259)
Non controlling interest in subsidiaries	(85)	(1,515)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Total	(16,963)	(30,485)
Total liabilities and shareholders' deficit	$ 184,174	$ 140,388